Equity-Based Compensation (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Williams Companies Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 34.0	$ 20.0	$ 19.0
Williams Partners Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year
Allocated Share-based Compensation Expense	$ 5.0	16.0	26.0
Grants, Units	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 1.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at end of period,Units	76
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 24.0	$ 34.0	$ 5.0